Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 87,838,682	547,243,768	980,062,680	826,562,667
Adjustments for:
Share-based compensation cost	11,419,494	71,144,592	104,736,527	96,785,403
Depreciation and amortization expense	29,392,169	183,116,153	170,029,747	95,995,702
Exchange loss / (gain)	(535,200)	(3,334,352)	7,994,077	5,802,680
Share of loss from equity investments	856,245	5,334,495	1,574,506	8,092,328
Goodwill impairment	6,544,028	40,769,946
Impairment of intangible assets and other long-lived assets	3,365,854	20,969,607
Loss from disposal of property, equipment and software	275,643	1,717,286	2,037,189	1,111,034
Deferred income tax	(1,772,435)	(11,042,445)	57,648,595	(3,378,084)
Provision for doubtful accounts				9,817,494
Provision for film and television cost				4,812,737
Excess tax benefits from share-based payment arrangements				769,168
Changes in assets and liabilities:
Accounts receivable	5,195,974	32,371,438	(832,797)	(13,430,678)
Current prepayments and other assets	(8,258,592)	(51,451,855)	(115,445,371)	(11,941,564)
Film and television cost			(28,837,856)	41,566,160
Due from/to related parties	5,618	35,000	(2,549,500)	(2,787,016)
Non-current prepayments and other assets	(6,538,840)	(40,737,629)	(33,337,565)	(11,132,139)
Accounts payable	(945,840)	(5,892,676)	(15,980,321)	(4,018,752)
Advances from customers	6,104,530	38,031,835	3,270,821	24,289,311
Salary and welfare payable	4,363,919	27,187,649	40,896,232	49,706,027
Taxes payable	(7,743,577)	(48,243,256)	4,687,895	(10,724,511)
Accrued expenses and other liabilities	(1,729,506)	(10,774,994)	(26,398,249)	5,187,415
Deferred revenues	(9,142,022)	(56,955,712)	2,207,949	25,863,964
Net cash provided by operating activities	118,696,144	739,488,850	1,151,764,559	1,138,949,346
Cash flows from investing activities:
Purchase of property, equipment and software	(13,429,081)	(83,664,515)	(72,898,685)	(118,261,994)
Cash paid for construction in progress	(4,034,695)	(25,136,551)	(88,532,375)	(126,364,817)
Purchase of intangible assets	(1,059,815)	(6,602,754)	(16,394,162)	(34,474,450)
Payment for capitalized product development costs	(907,064)	(5,651,100)	(11,049,635)	(25,342,261)
Decrease / (increase) of restricted cash and restricted time deposit	(58,390,106)	(363,776,200)	(530,650,817)	(120,000,000)
Cash paid for equity investments	(32,102,213)	(200,000,000)	(10,803,330)
Cash paid for equity investment in a related party				(27,000,000)
Cash received from disposal of equity investment			9,934,500
Cash paid for business acquisitions, net of cash acquired			(308,912,346)	(232,038,527)
Cash paid for purchase of additional ownership interests in subsidiaries	(1,624,453)	(10,120,504)
Cash received from disposal of business to a related party, net of cash disposed			283,901,605
Purchase of short-term investments	(230,691,141)	(1,437,228,875)	(788,762,275)	(1,226,000,000)
Maturities of short-term investments	75,443,071	470,017,875	1,039,244,400	866,000,000
Purchase of time deposits	(8,025,553)	(50,000,000)		(280,000,000)
Increase in loan receivable			(7,625,880)
Net cash used in investing activities	(274,821,050)	(1,712,162,624)	(502,549,000)	(1,323,482,049)
Cash flows from financing activities:
Exercises of share options	7,252,283	45,182,450	7,810,709	9,475,772
Repurchase of shares			(444,283,323)
Capital contribution from non-controlling interest and VIE shareholders	482	3,000	6,176,000	160,000
Short-term bank loans	95,785,445	596,752,900	560,780,100
Repayment of bank loans	(65,738,672)	(409,558,500)
Dividends to shareholders	(97,530,309)	(607,623,579)
Net cash provided by / (used in) financing activities	(60,230,771)	(375,243,729)	130,483,486	9,635,772
Effect of exchange rate changes on cash and cash equivalents	(427,496)	(2,663,345)	(17,106,728)	(4,647,047)
Net (decrease) / increase in cash	(216,783,173)	(1,350,580,848)	762,592,317	(179,543,978)
Cash and cash equivalents, beginning of the period	345,133,063	2,150,213,495	1,387,621,178	1,567,165,156
Cash and cash equivalents, end of the period	128,349,890	799,632,647	2,150,213,495	1,387,621,178
Supplemental schedule of non-cash investing activities:
Reclassification of time deposits to short-term investments	(44,943,099)	(280,000,000)
Release of restricted time deposits to short-term investments	(19,261,328)	(120,000,000)
Supplemental schedule of non-cash financing activities:
Contingent liability incurred from Xinbaoyuan and Baohong acquisition				(81,729,472)
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	(27,593,809)	(171,912,187)	(94,389,925)	(93,623,886)
Cash paid during the year for interest expense	$ (3,715,371)	(23,147,135)	(4,347,988)